Related Parties and Others	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Related Parties and Others
28.
Related Parties and Others
(a)
Related parties

Details of related parties as of December 31, 2024 are as follows:

Classification	Description
Associates (*)	Paju Electric Glass Co., Ltd. and others
Entity that has significant influence over the Parent Company	LG Electronics Inc.
Subsidiaries of the entity that has significant influence over the Parent Company	Subsidiaries of LG Electronics Inc.

(*) Details of associates are described in Note 8.

28.
Related Parties and Others, Continued
(b)
Details of major transactions with related parties for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)	2022
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Others (*1)
Associates
AVATEC Co., Ltd.	₩	—	—	64,550	3,617
Paju Electric Glass Co., Ltd.		—	4,361	245,962	2,942
WooRee E&L Co., Ltd.		—	—	12,321	2
YAS Co., Ltd.		—	100	14,291	37,989
Material Science Co., Ltd.		—	—	17	—
Entity that has significant influence over the Parent Company
LG Electronics Inc.(*2)	₩	238,358	—	19,808	655,179
Subsidiaries of the entity that has significant influence over the Parent Company
LG Electronics India Pvt. Ltd.	₩	70,514	—	—	519
LG Electronics Vietnam Haiphong Co., Ltd.		468,380	—	—	882

(In millions of won)	2022
				Purchase and Others
	Sales and others		Dividend income	Purchase of raw material and others	Others (*1)
LG Electronics Nanjing New Technology Co., Ltd.	₩	334,099	—	—	1,178
LG Electronics RUS, LLC		23,458	—	—	414
LG Electronics do Brasil Ltda.		88,835	—	—	200
LG Innotek Co., Ltd.		27,698	—	10,122	79,515
LG Electronics Mlawa Sp. z o.o.		1,178,140	—	—	1,089
LG Electronics Reynosa, S.A. DE C.V.		1,195,146	—	—	958
LG Electronics Egypt S.A.E.		72,055	—	—	372
LG Electronics Japan, Inc.		—	—	—	7,323
P.T. LG Electronics Indonesia		531,543	—	—	1,415
LG Electronics Taiwan Taipei Co., Ltd.		3,433	—	—	615
LG Technology Ventures LLC		—	—	—	4,922
HI-M Solutek Co., Ltd		—		58	9,258
LG Electronics U.S.A., Inc.		—	—	—	2,315
Others		572	—	592	1,521
Total	₩	4,232,231	4,461	367,721	812,225

(*1) Others include the amount of the acquisition of property, plant and equipment.

(*2) Others for LG Electronics Inc. include the amount of the acquisition of property, plant and equipment ~~W~~517,476 million.

28.
Related Parties and Others, Continued

(In millions of won)	2023
				Purchase and Others
	Sales and others		Dividend income	Purchase of raw material and others	Others (*1)
Associates
AVATEC Co., Ltd.	₩	—	—	43,662	11,003
Paju Electric Glass Co., Ltd.		—	15,200	176,831	4,341
WooRee E&L Co., Ltd.		—	—	7,853	513
YAS Co., Ltd.		—	—	9,832	23,202
Material Science Co., Ltd.		—	—	—	179
Entity that has significant influence over the Parent Company
LG Electronics Inc.(*2)	₩	231,935	—	22,370	501,094
Subsidiaries of the entity that has significant influence over the Parent Company
LG Electronics India Pvt. Ltd.	₩	47,031	—	—	270
LG Electronics Vietnam Haiphong Co., Ltd.		434,789	—	—	7,090

(In millions of won)	2023
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Others (*1)
LG Electronics Nanjing New Technology Co., Ltd.	₩	350,207	—	—	451
LG Electronics do Brasil Ltda.		29,249	—	—	316
LG Innotek Co., Ltd.		7,754	—	14,970	100,272
LG Electronics Mlawa Sp. z o.o.		811,880	—	—	1,611
LG Electronics Reynosa S.A. DE C.V.		826,547	—	—	810
LG Electronics Egypt S.A.E		20,225	—	—	66
LG Electronics Japan, Inc.		114	—	—	6,278
LG Electronics RUS, LLC		360	—	—	2,359
LG Electronics U.S.A., Inc.		—	—	—	2,177
P.T. LG Electronics Indonesia		448,528	—	—	2,231
LG Electronics Nanjing Vehicle Components Co.,Ltd.		1,414	—	—	—
LG Technology Ventures LLC		—	—	—	2,596
HI-M Solutek Co., Ltd		—	—	9	7,316
Others		15	—	142	1,502
Total	₩	3,210,048	15,200	275,669	675,677

(*1) Others include the amount of the acquisition of property, plant and equipment.

(*2) Others for LG Electronics Inc. include the amount of the acquisition of property, plant and equipment ~~W~~320,555 million.

28.
Related Parties and Others, Continued

(In millions of won)	2024
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Others (*2)
Associates
AVATEC Co., Ltd.(*1)	₩	—	200	52,983	2,947
Paju Electric Glass Co., Ltd.		—	—	237,002	8,428
WooRee E&L Co., Ltd.(*1)		—	—	5,045	32
YAS Co., Ltd.(*1)		—	—	5,266	7,578
Material Science Co., Ltd.		—	—	3,579	1,512
Entity that has significant influence over the Parent Company
LG Electronics Inc.(*3)	₩	349,194	—	19,959	354,362
Subsidiaries of the entity that has significant influence over the Parent Company
LG Electronics India Pvt. Ltd.	₩	52,736	—	—	275
LG Electronics Vietnam Haiphong Co., Ltd.		306,727	—	—	5,945

(In millions of won)	2024
				Purchase and Others
	Sales and others		Dividend income	Purchase of raw material and others	Others (*2)
LG Electronics Nanjing New Technology Co., Ltd.	₩	379,241	—	—	629
LG Electronics do Brasil Ltda.		32,165	—	—	248
LG Innotek Co., Ltd.		10,999	—	18,166	72,123
LG Electronics Mlawa Sp. z o.o.		977,531	—	—	1,105
LG Electronics Reynosa S.A. DE C.V.		973,432	—	—	746
LG Electronics Egypt S.A.E		24,454	—	—	32
LG Electronics Japan, Inc.		—	—	—	6,250
LG Electronics RUS, LLC		—	—	—	4,005
LG Electronics U.S.A., Inc.		—	—	—	2,128
P.T. LG Electronics Indonesia		482,099	—	—	1,254
HI-M Solutek Co., Ltd		—	—	—	9,636
LG Technology Ventures LLC		—	—	—	1,319
Others		330	—	462	1,579
Total	₩	3,588,908	200	342,462	482,133

(*1) For the year ended December 31, 2024, WooRee E&L Co., Ltd., AVATEC Co., Ltd. and YAS Co., Ltd. were excluded from related parties and others due to loss of significant influence and transaction amount is the amount prior to exclusion.

(*2) Others include the amount of the acquisition of property, plant and equipment.

(*3) Others for LG Electronics Inc. include the amount of the acquisition of property, plant and equipment ~~W~~184,999 million.

28.
Related Parties and Others, Continued
(c)
Trade accounts and notes receivable and payable as of December 31, 2023 and 2024 are as follows:

(In millions of won)
	Trade accounts and notes receivable and others			Trade accounts and notes payable and others
	December 31, 2023		December 31, 2024	December 31, 2023	December 31, 2024
Associates	₩
AVATEC Co., Ltd.(*1)		—	—	4,775	—
Paju Electric Glass Co., Ltd.		—	—	56,136	64,140
WooRee E&L Co., Ltd.(*1)		695	—	2,219	—
YAS Co., Ltd.(*1)		—	—	12,483	—
Material Science Co., Ltd.		—	—	118	261
Entity that has significant influence over the Parent Company
LG Electronics Inc. (*2)	₩	63,284	179,710	1,140,260	1,071,592
Subsidiaries of the entity that has significant influence over the Parent Company
LG Electronics India Pvt. Ltd.	₩	2,013	3,317	35	—
LG Electronics Vietnam Haiphong Co., Ltd.		76,952	72,521	1,403	921
LG Electronics Nanjing New Technology Co., Ltd.		38,502	61,922	27	15
LG Electronics do Brasil Ltda.		6,252	13,184	32	—
LG Innotek Co., Ltd. (*3)		3,002	1,803	216,049	207,258

(In millions of won)
	Trade accounts and notes receivable and others			Trade accounts and notes payable and others
	December 31, 2023		December 31, 2024	December 31, 2023	December 31, 2024
LG Electronics Mlawa Sp. z o.o.	₩	101,357	149,789	—	131
LG Electronics Reynosa, S.A. DE C.V.		64,208	55,500	109	—
LG Electronics Japan, Inc.		114	—	632	548
P.T. LG Electronics Indonesia		46,146	63,719	108	53
LG Electronics Taiwan Taipei Co., Ltd.		—	—	115	63
LG Electronics Egypt S.A.E		369	3,877	1	7
Others		251	261	2,184	5,779
Total	₩	403,145	605,603	1,436,686	1,350,768

(*1) For the year ended December 31, 2024, as it was excluded from related parties and others due to loss of significant influence, there are no outstanding receivables or payables.

(*2) Trade accounts and note payable and others for LG Electronics Inc. as of December 31, 2023 and 2024 includes long-term borrowings of ~~W~~1,000,000 million (see Note 12.(c)).

(*3) Trade accounts and note payable and others for LG Innotek Co., Ltd. as of December 31, 2023 and 2024 includes deposits received amount ~~W~~180,000 million from lease agreement.

28.
Related Parties and Others, Continued
(d)
Details of significant financial transactions with related parties and others for the years ended December 31, 2023 and 2024, are as follows:

	2023
(In millions of won)	Company Name	Borrowings		Collection of loans
Associates	WooRee E&L Co., Ltd.	₩	—	183
Entity that has significant influence over the Company	LG Electronics Inc.		1,000,000	—

The Group entered into a loan agreement with LG Electronics Inc. on March 27, 2023 for a total borrowing amount of ~~W~~1,000,000 million, and received ~~W~~650,000 million on March 30, 2023 and ~~W~~350,000 million on April 20, 2023.

	2024
(In millions of won)	Company Name	Capital increase		Collection of loans
Associates	WooRee E&L Co., Ltd.(*)	₩	—	256
Entity that has significant influence over the Company	LG Electronics Inc.		436,031	—

(*) For the year ended December 31, 2024, it was excluded from related parties and others due to loss of significant influence and transaction amount is the amount prior to exclusion.

There were no significant financing transactions with related parties for the year ended December 31, 2022.

(e)
Key management personnel compensation

Details of compensation costs of key management for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Short-term benefits	₩	2,305	2,291	2,397
Expenses related to the defined benefit plan		417	355	604
	₩	2,722	2,646	3,001

Key management refers to the registered directors who have significant control and responsibilities over the Parent Company’s operations and business.

(f)
At the end of the reporting period, the Group did not set an allowance for doubtful accounts on the balance of receivables for related parties.